STATEMENTS OF OPERATIONS (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
The Catalyst Group Entertainment Llc [Member]
Statement [Line Items]
Revenue
Production cost
Gross profit
Operating expenses:
Administrative expenses	3,056			30,374
Total operating expenses	3,056			30,374
Net loss	(3,056)			(30,374)
Members equity -beginning of year	4,726	4,726	4,726	35,100
Distribution to members
Members deficit -end of year	1,670	4,726	4,726	4,726
Iqi Media Inc [Member]
Statement [Line Items]
Revenue	800	4,855	11,363	6,659
Production cost		174	309	315
Gross profit	800	4,681	11,054	6,344
Operating expenses:
Administrative expenses	6,831	7,137	31,852	34,723
Total operating expenses	6,831	7,137	31,852	34,723
Net loss	(6,031)	(2,456)	(20,798)	(28,380)
Members equity -beginning of year	(59,142)	(34,028)	(34,028)	(1,269)
Distribution to members	(900)	(1,100)	(4,316)	(4,380)
Members deficit -end of year	$ (66,073)	$ (37,585)	$ (59,142)	$ (34,028)